SEGMENT INFORMATION (Narrative) (Details) ₪ in Millions	12 Months Ended
Dec. 31, 2017 ILS (₪)
Cellular Segment [Member]
Disclosure of operating segments [line items]
Capitalized amount	₪ 64
Increase in amortization expenses	11
Fixed-Line Segment [Member]
Disclosure of operating segments [line items]
Capitalized amount	20
Increase in amortization expenses	₪ 2